Employee Retirement Plans - Components of Pension Benefit Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
U.S. Pension Plans
Components of the net periodic pension expense
Service cost	$ 2,698	$ 3,450	$ 3,132
Interest cost	11,679	11,241	10,941
Expected return on plan assets	(11,817)	(13,248)	(11,683)
Amortization of prior service credits	(577)	(766)	(766)
Recognized net actuarial loss (gain)	6,704	7,465	4,598
Gain on curtailment	(4,567)
Net (income) expense included in current income	4,120	8,142	6,222
Non-U.S. Pension Plans
Components of the net periodic pension expense
Service cost	5,298	3,522	3,296
Interest cost	36,971	43,714	50,278
Expected return on plan assets	(33,816)	(31,460)	(36,420)
Amortization of prior service credits	(2,371)
Recognized net actuarial loss (gain)	3,964	3,941	1,199
Gain on settlements	(1,235)
Other Adjustments		(113)
Net (income) expense included in current income	8,811	19,604	18,353
Non-Qualified Pension Plans
Components of the net periodic pension expense
Interest cost	53	58	78
Recognized net actuarial loss (gain)		1
Net (income) expense included in current income	53	59	78
Postretirement Benefit Plans
Components of the net periodic pension expense
Service cost	826	967	1,058
Interest cost	1,988	2,098	2,195
Amortization of prior service credits	(384)	(29)	(29)
Recognized net actuarial loss (gain)	(12)	(8)	(11)
Net (income) expense included in current income	$ 2,418	$ 3,028	$ 3,213